FINANCIAL DEBT - Deutsche Bank Loan, IDB Loan and Other bank loans (Details) $ in Thousands, ¥ in Millions, $ in Millions													1 Months Ended
	Dec. 24, 2020 CNY (¥) installment	Sep. 22, 2020 USD ($)	Aug. 06, 2020 ARS ($)	Jun. 18, 2020 USD ($)	Apr. 07, 2020 USD ($)	Feb. 06, 2020 USD ($)	Feb. 04, 2020 USD ($) installment	Jan. 07, 2020 USD ($)	Jul. 11, 2019 USD ($) installment	Jun. 07, 2019 USD ($)	May 29, 2019 USD ($) installment	Nov. 08, 2018 USD ($) installment	Jul. 31, 2018 USD ($) installment	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 ARS ($)	Dec. 14, 2020 CNY (¥)	Dec. 14, 2020 USD ($)	Aug. 06, 2020 USD ($)	May 04, 2020 ARS ($)	Apr. 13, 2020 ARS ($)	Mar. 16, 2020 ARS ($)	Dec. 31, 2019 ARS ($)	Nov. 14, 2018 USD ($)
Financial Debt
Financial debt																$ 200,200							$ 206,928
Deutsche Bank Loan
Financial Debt
Maximum borrowing capacity												$ 200,000
Increased borrowing capacity												$ 300,000
Amount of acceptance of extension of loan offer																								$ 100,000
Borrowing term												42 months
Half-yearly installments | installment												6
Semi-annual equal installments equivalent to disbursed amount (as a percent)												12.50%
Final payment, as a percentage of initial borrowing												25.00%
Loss on financial debt renegotiation			$ 2,669
Financial debt																			$ 187,500
Deutsche Bank Loan | LIBOR
Financial Debt
Applicable margin												4.50%
IDB Loan
Financial Debt
Principal amount					$ 25,000		$ 125,000		$ 25,000
Half-yearly installments | installment									6		10
Gross proceeds										$ 75,000
Loan proceeds					24,600		123,400		$ 24,550	74,150
Debt issuance cost					$ 400		1,600		$ 450	$ 850
Debt amortization deferred, Percentage		85.00%
Percentage of deb prepaid		15.00%
Loss on financial debt renegotiation		$ 250,000
Financial debt															$ 288,900	24,314
IDB Loan | Tranche One
Financial Debt
Principal amount							$ 50,000
Half-yearly installments | installment							8
IDB Loan | Tranche Two
Financial Debt
Principal amount							$ 75,000
Half-yearly installments | installment							6
IDB Loan | LIBOR
Financial Debt
Applicable margin									4.60%		4.90%
IDB Loan | LIBOR | Tranche One
Financial Debt
Applicable margin							4.60%
Bank MACRO
Financial Debt
Principal amount																						$ 4,000
Financial debt																						$ 4,045
Bank MACRO | BADLAR
Financial Debt
Applicable margin																						6.75%
Bank ICBC
Financial Debt
Principal amount													$ 5,200								$ 975
Half-yearly installments | installment													8
Annual rate of interest													6.00%
Financial debt															1,970	166
Bank ICBC | BADLAR
Financial Debt
Applicable margin																					9.75%
Banco ICBC S.A.
Financial Debt
Financial debt																991
Banco Galicia
Financial Debt
Principal amount																				$ 2,000
Financial debt																$ 2,129
Banco Galicia | BADLAR
Financial Debt
Applicable margin																				7.75%
China Development Bank Shenzhen Branch Loan [Member]
Financial Debt
Maximum borrowing capacity																	¥ 700.0	$ 100,000
Increased borrowing capacity | ¥																	¥ 1,400.0
Installments principal cancellation | installment	11
Gross proceeds | ¥	¥ 19.6
Annual rate of interest	6.80%
Financial debt														¥ 16.8	$ 217,000
Maximum | IDB Loan
Financial Debt
Deferred debt amortization period		66 months
Maximum | IDB Loan | Personal
Financial Debt
Loan agreement with IDB Invest											$ 300,000
Maximum | IDB Loan | LIBOR | Tranche Two
Financial Debt
Applicable margin							7.75%
Minimum | IDB Loan
Financial Debt
Deferred debt amortization period		24 months
Minimum | IDB Loan | LIBOR | Tranche Two
Financial Debt
Applicable margin							7.00%
Repayment of loan | Bank MACRO
Financial Debt
Amount of loan paid								$ 4,600
Principal amount repaid								4,400
Interest amount repaid								$ 200
Repayment of loan | Bank Itau
Financial Debt
Amount of loan paid						$ 1,080
Principal amount repaid						1,070
Interest amount repaid						$ 10
Repayment of loan | Banco Galicia
Financial Debt
Amount of loan paid				$ 8,970
Principal amount repaid				8,430
Interest amount repaid				$ 540